UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                        Oppenheimer Quest for Value Funds
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                      Date of reporting period: 07/31/2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--69.6%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.8%
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.6%
Yum! Brands, Inc.                                                      4,800,000   $  153,792,000
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Centex Corp. 1                                                         3,247,266      121,155,494
--------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.5%
Family Dollar Stores, Inc.                                             3,000,000       88,860,000
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
PetSmart, Inc.                                                         3,000,000       96,990,000
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.1%
--------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                                    2,000,000      104,220,000
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--5.4%
Sysco Corp.                                                            2,500,000       79,700,000
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                  3,000,000      137,850,000
--------------------------------------------------------------------------------------------------
Walgreen Co.                                                           2,300,000      101,614,000
                                                                                   ---------------
                                                                                      319,164,000
--------------------------------------------------------------------------------------------------
ENERGY--8.7%
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--8.7%
Chevron Corp.                                                          1,300,000      110,838,000
--------------------------------------------------------------------------------------------------
ConocoPhillips                                                         5,000,000      404,200,000
                                                                                   ---------------
                                                                                      515,038,000
--------------------------------------------------------------------------------------------------
FINANCIALS--12.9%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.1%
Bank of New York Mellon Corp.                                          5,660,400      240,850,020
--------------------------------------------------------------------------------------------------
CONSUMER FINANCE--2.7%
American Express Co.                                                   2,700,000      158,058,000
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
Moody's Corp.                                                          2,700,000      145,260,000
--------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.3%
Annaly Mortgage Management, Inc.                                       5,526,900       79,863,705
--------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.4%
Countrywide Financial Corp.                                            5,000,000      140,850,000
--------------------------------------------------------------------------------------------------
HEALTH CARE--11.7%
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.9%
Biogen Idec, Inc. 2                                                    3,000,000      169,620,000
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.3%
Aetna, Inc.                                                            2,800,000      134,596,000
--------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Nektar Therapeutics 2                                                  2,500,000       19,075,000
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.2%
Roche Holding Ltd., Sponsored ADR                                      3,187,000      283,005,600
--------------------------------------------------------------------------------------------------
Sepracor, Inc. 2                                                       3,000,000       84,390,000
                                                                                   ---------------
                                                                                      367,395,600
--------------------------------------------------------------------------------------------------
INDUSTRIALS--7.9%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.2%
Boeing Co.                                                             3,000,000      310,290,000


                       1 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------
INDUSTRIALS CONTINUED
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
ChoicePoint, Inc. 2                                                    2,430,000   $   94,138,200
--------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. 2                                              1,000,000       38,890,000
                                                                                   ---------------
                                                                                      133,028,200
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd.                                                  500,000       23,645,000
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.1%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
Cisco Systems, Inc. 2                                                  3,900,000      112,749,000
--------------------------------------------------------------------------------------------------
Corning, Inc. 2                                                        3,000,000       71,520,000
                                                                                   ---------------
                                                                                      184,269,000
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.5%
EMC Corp. 2                                                            8,000,000      148,080,000
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
Google, Inc., Cl. A 2                                                    150,000       76,500,000
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
KLA-Tencor Corp.                                                       1,000,000       56,790,000
--------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                      10,050,000      102,007,500
                                                                                   ---------------
                                                                                      158,797,500
--------------------------------------------------------------------------------------------------
SOFTWARE--1.5%
Microsoft Corp.                                                        3,000,000       86,970,000
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.4%
Sprint Nextel Corp.                                                    7,000,000      143,710,000
                                                                                   ---------------
Total Common Stocks (Cost $3,966,608,077)                                           4,120,077,519

                                                                       PRINCIPAL
                                                                          AMOUNT
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.2%
--------------------------------------------------------------------------------------------------
Fannie Mae, 4.75%, 3/12/10 1                                       $  49,010,000       48,764,803
--------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.80%, 4/25/11                              49,010,000       48,630,565
--------------------------------------------------------------------------------------------------
Federal Farm Credit Bank Nts., 4.75%, 5/7/10 1                        19,660,000       19,549,825
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 4.875%, 2/9/10 1        24,465,000       24,423,189
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.625%, 12/15/09 1                                                    24,465,000       24,294,454
5%, 10/15/11 1                                                        29,465,000       29,384,148
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 5/15/17 1                                                      19,672,000       19,258,593
STRIPS, 5.152%, 2/15/15 1, 3                                          98,362,000       68,739,595
STRIPS, 5.152%, 8/15/15 1, 3                                          92,509,000       63,081,425
STRIPS, 5.164%, 11/15/15 1, 3                                         49,181,000       33,058,976
STRIPS, 5.31%, 8/15/27 1, 3                                          134,952,000       49,578,936
--------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.50%, 3/31/09 1                                                      49,485,000       49,380,636


                       2 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL
                                                                          AMOUNT            VALUE
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------
4.875%, 5/31/09 1                                                  $   8,300,000   $    8,342,156
                                                                                   ---------------
Total U.S. Government Obligations (Cost $478,992,306)                                 486,487,301
--------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--19.5%
--------------------------------------------------------------------------------------------------
American Express Credit Corp.:
3% Nts., 5/16/08                                                      19,460,000       19,107,210
5% Nts., Series B, 12/2/10 1                                          34,230,000       33,998,571
--------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10           39,120,000       39,074,582
--------------------------------------------------------------------------------------------------
Bank of America Corp., 4.375% Sr. Unsec. Nts., 12/1/10 1              53,980,000       52,526,211
--------------------------------------------------------------------------------------------------
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08               43,940,000       42,998,629
--------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.50% Nts., 2/15/12                             42,325,000       44,654,991
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.25% Nts., 2/22/11 1                            42,690,000       42,509,293
--------------------------------------------------------------------------------------------------
CIT Group, Inc., 4.75% Sr. Nts., 12/15/10                             24,575,000       23,872,868
--------------------------------------------------------------------------------------------------
Citigroup, Inc.:
4.625% Nts., 8/3/10 1                                                 19,640,000       19,354,159
6% Nts., 2/21/12 1                                                    15,000,000       15,282,480
--------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts.,
1/15/08 1                                                             34,360,000       34,216,272
--------------------------------------------------------------------------------------------------
Duke Capital Corp., 7.50% Bonds, 10/1/09                              30,455,000       31,662,693
--------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co., 4.125% Nts., 4/30/10 1                 48,875,000       47,472,288
--------------------------------------------------------------------------------------------------
General Dynamics Corp., 4.50% Sr. Unsec. Nts., 8/15/10 1              47,240,000       46,232,701
--------------------------------------------------------------------------------------------------
General Electric Capital Corp.:
4.875% Nts., Series A, 10/21/10                                       24,450,000       24,222,273
6% Nts., 6/15/12 1                                                    19,700,000       20,134,878
--------------------------------------------------------------------------------------------------
General Mills, Inc., 6% Unsec. Nts., 2/15/12                          44,190,000       45,269,297
--------------------------------------------------------------------------------------------------
GMAC LLC, 6.125% Nts., 1/22/08 1                                      25,435,000       25,224,373
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts.,
9/1/12 1                                                              33,880,000       33,725,372
--------------------------------------------------------------------------------------------------
Household Finance Corp., 7% Sr. Unsec. Unsub. Nts., 5/15/12           20,000,000       21,027,440
--------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.125% Unsec. Nts., 11/16/09                      19,640,000       19,100,470
--------------------------------------------------------------------------------------------------
John Deere Capital Corp., 7% Sr. Nts., 3/15/12 1                      24,550,000       26,100,824
--------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                      43,500,000       42,564,228
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 3.70% Nts., Series B, 4/21/08              43,990,000       43,381,486
--------------------------------------------------------------------------------------------------
Motorola, Inc., 4.608% Nts., 11/16/07                                 43,850,000       43,744,452
--------------------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13 1                10,465,000       12,132,273
--------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The):
3.50% Nts., 12/15/08                                                  43,230,000       42,220,190
6.875% Unsec. Unsub. Nts., 9/15/09 1                                   9,820,000       10,157,847
--------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                              39,250,000       36,729,247
--------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25% Sr. Unsec. Debs.,
9/1/08                                                                19,640,000       20,020,859
--------------------------------------------------------------------------------------------------
U.S. Bancorp:
4.50% Sr. Nts., Series P, 7/29/10                                     15,610,000       15,287,966
5.30% Nts., 4/28/09 1                                                 14,800,000       14,840,981
--------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
7.25% Sr. Unsec. Unsub. Nts., 12/1/10 1                               24,450,000       25,693,796
7.375% Sr. Nts., 9/1/12 1                                             15,000,000       16,095,390
--------------------------------------------------------------------------------------------------
Wachovia Corp., 4.375% Nts., 6/1/10                                   39,280,000       38,309,548
--------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.70% Nts., 7/15/11                            48,645,000       49,469,144
--------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                8,740,000        8,843,281
--------------------------------------------------------------------------------------------------


                       3 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL
                                                                          AMOUNT            VALUE
--------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------
World Savings Bank FSB, 4.125% Sr. Nts., 3/10/08                   $  30,080,000   $   29,845,105
                                                                                   ---------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $1,160,792,428)                                                               1,157,103,668
--------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--2.8%
--------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.09%, 8/1/07 (Cost $167,000,000)            167,000,000      167,000,000
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM SECURITIES LOANED)
(COST $5,773,392,811)                                                               5,930,668,488
--------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--5.2% 4
--------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.2%
Undivided interest of 0.22% in joint repurchase agreement
(Principal Amount/Value $3,500,000,000, with a maturity value of
$3,500,524,514) with Bank of America NA, 5.395%, dated 7/31/07, to be repurchased at $7,611,951 on 8/1/07, collateralized by
U.S. Agency Mortgages, 5%, 5/1/35-7/1/35, with a value of
$3,570,000,000                                                         7,610,810        7,610,810
--------------------------------------------------------------------------------------------------
Undivided interest of 16.96% in joint repurchase agreement
(Principal Amount/Value $1,020,000,000, with a maturity value of
$1,020,153,708) with Nomura Securities, 5.425%, dated 7/31/07, to be repurchased at $173,026,070 on 8/1/07, collateralized by
Private Label CMOs, 0%, 11/25/21-6/12/47, with a value of
$1,071,000,000                                                       173,000,000      173,000,000
--------------------------------------------------------------------------------------------------
Undivided interest of 2.32% in joint repurchase agreement
(Principal Amount/Value $3,150,000,000 with a maturity value of
$3,150,473,813) with Barclays Capital, 5.415%, dated 7/31/07, to be repurchased at $72,960,973 on 8/1/07, collateralized by
Private Label CMOs, 0%, 11/12/16-2/25/48, with a value of
$3,307,500,000                                                        72,950,000       72,950,000
--------------------------------------------------------------------------------------------------
Undivided interest of 3.87% in joint repurchase agreement
(Principal Amount/Value $1,110,000,000 with a maturity value of
$1,110,166,963) with Barclays Capital, 5.415%, dated 7/31/07, to be repurchased at $43,006,468 on 8/1/07, collateralized by
AAA Asset-Backed Securities, 0%- 5.77%, 10/21/17-7/25/46, with
a value of $1,143,300,000                                             43,000,000       43,000,000
--------------------------------------------------------------------------------------------------
Undivided interest of 4% in joint repurchase agreement
(Principal Amount/Value $250,000,000, with a maturity value of
$250,037,604) with Countrywide Securities Corp., 5.415%, dated
7/31/07, to be repurchased at $10,001,504 on 8/1/07,
collateralized by AAA Asset-Backed Securities, 0%- 6.25%,
10/25/33-3/14/51, with a value of $262,500,000                        10,000,000       10,000,000
                                                                                   ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $306,560,810)                                                 306,560,810
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $6,079,953,621)                          105.3%   6,237,229,298
--------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (5.3)    (316,450,549)

                                                                   -------------------------------
NET ASSETS                                                                 100.0%  $5,920,778,749
                                                                   ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                       4 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                       5 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of July 31, 2007, the Fund had on loan securities valued at $451,121,641, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $459,493,017 was received for the loans, $306,560,810 of which was received in cash and subsequently invested in approved investments. In addition, collateral of $152,932,207 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $ 6,102,511,757
                                         ================

Gross unrealized appreciation            $   358,603,382
Gross unrealized depreciation               (223,885,841)
                                         ----------------
Net unrealized appreciation              $   134,717,541
                                         ================


                       6 | OPPENHEIMER QUEST BALANCED FUND




Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--65.1%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.0%
--------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
Liberty Media Holding Corp.-Interactive, Series A 1                      598,950   $   12,548,003
--------------------------------------------------------------------------------------------------
MEDIA--5.9%
Liberty Global, Inc., Series A 1                                       1,013,522       42,496,977
--------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                       1,058,628       42,175,740
                                                                                   ---------------
                                                                                       84,672,717
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Office Depot, Inc. 1                                                     144,200        3,599,232
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.1%
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Costco Wholesale Corp.                                                   540,800       32,339,840
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
ConAgra Foods, Inc.                                                      259,400        6,575,790
--------------------------------------------------------------------------------------------------
Nestle SA                                                                 64,931       24,806,125
                                                                                   ---------------
                                                                                       31,381,915
--------------------------------------------------------------------------------------------------
TOBACCO--4.6%
Altria Group, Inc.                                                       625,600       41,583,632
--------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                               326,400       24,737,856
                                                                                   ---------------
                                                                                       66,321,488
--------------------------------------------------------------------------------------------------
ENERGY--3.9%
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.9%
BP plc, ADR                                                              143,900        9,986,660
--------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                        311,900       26,552,047
--------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                              295,200       19,158,480
                                                                                   ---------------
                                                                                       55,697,187
--------------------------------------------------------------------------------------------------
FINANCIALS--11.8%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.0%
Bear Stearns Cos., Inc. (The)                                             62,500        7,576,250
--------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                383,900        7,109,828
--------------------------------------------------------------------------------------------------
UBS AG                                                                   768,080       42,610,124
                                                                                   ---------------
                                                                                       57,296,202
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.6%
KBW Bank ETF                                                             173,300        8,954,411
--------------------------------------------------------------------------------------------------
Wachovia Corp.                                                           552,800       26,097,688
--------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                        495,600       16,736,412
                                                                                   ---------------
                                                                                       51,788,511
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp.                                                    173,300        8,217,886
--------------------------------------------------------------------------------------------------
INSURANCE--3.0%
AMBAC Financial Group, Inc.                                              104,200        6,997,030
--------------------------------------------------------------------------------------------------
Everest Re Group Ltd. 2                                                  118,600       11,652,450
--------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                          247,000        7,538,440
--------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                        135,500        6,281,780
--------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                      324,700       10,780,040
                                                                                   ---------------
                                                                                       43,249,740


                  1 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Freddie Mac                                                              143,370   $    8,210,800
--------------------------------------------------------------------------------------------------
HEALTH CARE--6.2%
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
deCODE genetics, Inc. 1                                                  555,100        1,965,054
--------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                            749,800        5,818,448
--------------------------------------------------------------------------------------------------
Orexigen Therapeutics, Inc. 1                                            484,880        7,190,770
--------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                            827,760       15,487,390
                                                                                   ---------------
                                                                                       30,461,662
--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Boston Scientific Corp. 1                                                471,800        6,204,170
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Medco Health Solutions, Inc. 1                                            61,200        4,973,724
--------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1                                  270,800        3,761,412
--------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                        177,700       13,348,824
                                                                                   ---------------
                                                                                       22,083,960
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.1%
Abbott Laboratories                                                      165,600        8,394,264
--------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                    530,400        8,438,664
--------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                         256,700       13,848,965
                                                                                   ---------------
                                                                                       30,681,893
--------------------------------------------------------------------------------------------------
INDUSTRIALS--6.6%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.7%
Boeing Co.                                                               235,000       24,306,050
--------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                 212,000        4,492,280
--------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                               257,250        9,338,175
--------------------------------------------------------------------------------------------------
United Technologies Corp.                                                401,400       29,290,158
                                                                                   ---------------
                                                                                       67,426,663
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Siemens AG, Sponsored ADR                                                148,000       18,741,240
--------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Navistar International Corp. 1                                           133,700        8,423,100
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.4%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
Cisco Systems, Inc. 1                                                    553,900       16,013,249
--------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                           111,500        4,643,975
                                                                                   ---------------
                                                                                       20,657,224
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
International Business Machines Corp.                                    142,800       15,800,820
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
eBay, Inc. 1                                                             419,900       13,604,760
--------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                     12,800        6,528,000
--------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                           168,100        3,908,325
                                                                                   ---------------
                                                                                       24,041,085
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
Texas Instruments, Inc.                                                  510,100       17,950,419


                  2 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
SOFTWARE--11.0%
Microsoft Corp.                                                        1,439,200   $   41,722,408
--------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                         2,036,300       13,663,573
--------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                         784,600       19,191,316
--------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,3                                4,722,550       83,258,557
                                                                                   ---------------
                                                                                      157,835,854
--------------------------------------------------------------------------------------------------
MATERIALS--2.5%
--------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Lubrizol Corp. (The)                                                      75,100        4,705,766
--------------------------------------------------------------------------------------------------
Sinomem Technology Ltd. 1                                              1,846,000        1,799,674
                                                                                   ---------------
                                                                                        6,505,440
--------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
Texas Industries, Inc.                                                    53,300        4,200,573
--------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                      51,800        4,958,296
                                                                                   ---------------
                                                                                        9,158,869
--------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
Companhia Vale do Rio Doce, Sponsored ADR                                307,700       13,024,941
--------------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais SA                                   100,000        7,114,639
                                                                                   ---------------
                                                                                       20,139,580
--------------------------------------------------------------------------------------------------
UTILITIES--1.6%
--------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.6%
AES Corp. (The) 1                                                        903,600       17,755,740
--------------------------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                                    624,500        5,564,295
                                                                                   ---------------
                                                                                       23,320,035
                                                                                   ---------------
Total Common Stocks (Cost $799,175,959)                                               934,755,535

                                                                       PRINCIPAL
                                                                          AMOUNT
--------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.7%
--------------------------------------------------------------------------------------------------
Conseco, Inc.,3.50% Cv.Sr.Unsec.Bonds, 9/30/35 4 (Cost $9,764,723)  $ 10,000,000        9,700,000

--------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.1%
--------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.255%, 8/10/11 4,5       3,000,000        3,036,480
--------------------------------------------------------------------------------------------------
Fremantle Ltd., Catastrophe Linked Nts., 7.36%, 6/28/10 4,6            1,000,000        1,002,300
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Office Depot, Inc./OfficeMax,
Inc. Cv.Linked Nts., 17.10%, 11/26/07 1,6                                200,000       14,717,600
--------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts., Cl.
A-I,12.61%, 6/6/08 4,6                                                 3,000,000        3,038,700
--------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Cl. A-I,
10.61%, 6/6/08 4,5                                                     3,000,000        3,002,850
--------------------------------------------------------------------------------------------------
Successor Hurricane Modeled Ltd. Catastrophe Linked Nts., Cl. B-I,
16.01%, 12/6/07 4,6                                                    3,000,000        2,930,700
--------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Cl. A-I,
9.61%, 6/6/08 4,5                                                      3,000,000        3,036,750
                                                                                   ---------------
Total Structured Notes (Cost $36,000,000)                                              30,765,380


                  3 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--28.9%
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28%  3,7
(Cost $414,981,648)                                                  414,981,648   $  414,981,648

TOTAL INVESTMENTS, AT VALUE (COST $1,259,922,330)                           96.8%   1,390,202,563
--------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              3.2       46,503,930

                                                                    ------------------------------
NET ASSETS                                                                 100.0%  $1,436,706,493
                                                                    ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                        CONTRACTS   EXPIRATION   EXERCISE       PREMIUM
                                   SUBJECT TO PUT        DATES      PRICE      RECEIVED              VALUE
-----------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                   500      1/21/08   $     65   $    129,996   $       170,000

Countrywide Financial Corp.                 4,000      1/21/08         25        587,981         1,240,000

E*TRADE Financial Corp.                     2,000      1/21/08         20        223,749           540,000

WellPoint, Inc.                               550      1/21/08         65         61,598            57,750
                                                                            -------------------------------
                                                                            $  1,003,324   $     2,007,750
                                                                            ===============================

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES           GROSS              GROSS             SHARES
                                                      OCTOBER 31,2006       ADDITIONS         REDUCTIONS      JULY 31, 2007
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E        411,573,319     594,975,053        591,566,724        414,981,648

Take-Two Interactive Software, Inc.                         4,722,550              --                 --          4,722,550

                                                                                                                   DIVIDEND
                                                                                                   VALUE             INCOME
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                      $    414,981,648   $     15,286,685

Take-Two Interactive Software, Inc.                                                           83,258,557                 --
                                                                                        ------------------------------------
                                                                                        $    498,240,205   $     15,286,685
                                                                                        ====================================

4. Represents the current interest rate for a variable or increasing rate security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,076,080 or 0.63% of the Fund's net assets as of July 31, 2007.

6. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $21,689,300, which represents 1.51% of the Fund's net assets. See accompanying Notes.

7. Rate shown is the 7-day  yield as of July 31,  2007.

                                                                                      SHARES
                                                                                  SOLD SHORT            VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCK SECURITIES SOLD SHORT--(16.1)% 1
--------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                          (37,660)  $   (5,140,590)
--------------------------------------------------------------------------------------------------------------
Big Lots, Inc. 2                                                                    (100,000)      (2,586,000)
--------------------------------------------------------------------------------------------------------------
Fidelity NASDAQ Composite Index-Tracking                                          (1,403,600)    (140,205,604)
--------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                 (239,300)      (8,827,777)
--------------------------------------------------------------------------------------------------------------
PowerShares QQQ                                                                   (1,582,200)     (75,107,034)
                                                                                               ---------------
Total Common Stock Securities Sold Short (Proceeds $(206,197,080))                             $ (231,867,005)

1. Collateral on short sales was segregated by the Fund in the amount of $366,313,688, which represented 157.98% of the market value of securities sold short. See accompanying Notes.

2. Non-income producing security.


                  4 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund records the proceeds as a deposit with the broker in its Statement of Assets and Liabilities in the annual and semiannual reports. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                  5 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended July 31, 2007 was as follows:

                                        CALL OPTIONS                 PUT OPTIONS
                                 --------------------------  ---------------------------
                                   NUMBER OF    AMOUNT OF      NUMBER OF     AMOUNT OF
                                   CONTRACTS     PREMIUMS      CONTRACTS      PREMIUMS
----------------------------------------------------------------------------------------
   Options outstanding as of
   October 31, 2006                      265   $  139,253             --   $        --
   Options written                     1,430      488,191          7,050     1,003,324
   Options closed or expired          (1,695)    (627,444)            --            --
                                 -------------------------------------------------------
   Options outstanding as of
   July 31, 2007                          --   $       --          7,050   $ 1,003,324
                                 =======================================================


                  6 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of July 31, 2007 is as follows:

                                                  BUY/SELL  NOTIONAL
                                                    CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION          PREMIUM
   COUNTERPARTY        REFERENCE ENTITY         PROTECTION    (000S)   FIXED RATE        DATES  PAID/(RECEIVED)          VALUE
--------------------------------------------------------------------------------------------------------------------------------
   Deutsche Bank AG,
   London Branch:
                       Custom basket of Asset-
                       Backed Securities              Sell    10,000       19.500%    11/25/39  $            --  $  (8,676,125)
                       Custom basket of Asset-
                       Backed Securities               Buy    60,000        3.244     11/25/39               --     27,530,506
                       Custom basket of Asset-
                       Backed Securities              Sell    20,000       15.423      4/25/36               --    (15,324,763)
                       Custom basket of Asset-
                       Backed Securities               Buy   106,000        2.910      4/25/36               --     26,625,458
                       Custom basket of Asset-
                       Backed Securities              Sell    20,500       19.250      7/25/45               --    (16,557,713)
                       Custom basket of Asset-
                       Backed Securities               Buy   123,303        3.150      7/25/45               --     36,614,538
                                                                                                --------------------------------
                                                                                                $            --  $  50,211,901
                                                                                                ================================

ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                  7 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  1,262,572,276
Federal tax cost of other investments               (1,003,325)
                                              -----------------
Total federal tax cost                        $  1,261,568,951
                                              =================

Gross unrealized appreciation                 $    264,256,975
Gross unrealized depreciation                      (87,419,212)
                                              -----------------
Net unrealized appreciation                   $    176,837,763
                                              =================


                  8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND




Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--96.5%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.7%
--------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Goodyear Tire & Rubber Co. (The) 1                                     1,300,000   $   37,336,000
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.5%
Gaylord Entertainment Co., Cl. A 1                                       750,000       37,485,000
--------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                             950,000       54,625,000
--------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                         1,700,000       45,067,000
--------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                        1,200,000       41,172,000
                                                                                   ---------------
                                                                                      178,349,000
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Jarden Corp. 1                                                           850,000       30,710,500
--------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
ValueVision Media, Inc., Cl. A 1,2                                     2,500,000       22,775,000
--------------------------------------------------------------------------------------------------
MEDIA--5.0%
Cablevision Systems Corp. New York Group, Cl. A 1                        750,000       26,692,500
--------------------------------------------------------------------------------------------------
Cinemark Holdings, Inc. 1                                              1,500,000       24,525,000
--------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The) 1                                5,000,000       52,450,000
--------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                       1,800,000       75,474,000
--------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                       1,800,000       71,712,000
                                                                                   ---------------
                                                                                      250,853,500
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Advance Auto Parts, Inc.                                               1,425,000       49,547,250
--------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                   2,750,000       68,640,000
--------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                          750,000       24,660,000
--------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                               1,500,000       30,090,000
                                                                                   ---------------
                                                                                      172,937,250
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.1%
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--5.3%
Costco Wholesale Corp.                                                 1,500,000       89,700,000
--------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                  491,500       23,768,940
--------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                                                 1,750,000       60,970,000
--------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                        1,600,000       66,672,000
--------------------------------------------------------------------------------------------------
United Natural Foods, Inc. 1                                           1,000,000       27,230,000
                                                                                   ---------------
                                                                                      268,340,940
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Chiquita Brands International, Inc. 1                                  2,000,000       35,120,000
--------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Herbalife Ltd.                                                         1,350,000       55,323,000
--------------------------------------------------------------------------------------------------
ENERGY--5.1%
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Cal Dive International, Inc. 1                                         1,000,000       15,220,000
--------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                           200,000       24,022,000
--------------------------------------------------------------------------------------------------
Weatherford International Ltd. 1                                         700,000       38,731,000
                                                                                   ---------------
                                                                                       77,973,000


                  1 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.6%
Capital Product Partners LP 1                                            223,423   $    7,223,266
--------------------------------------------------------------------------------------------------
Continental Resources, Inc. 1                                          2,000,000       31,460,000
--------------------------------------------------------------------------------------------------
Delta Petroleum Corp. 1                                                2,000,000       33,200,000
--------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                                                 1               35
--------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                         500,000       31,020,000
--------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                     750,000       31,695,000
--------------------------------------------------------------------------------------------------
Range Resources Corp.                                                  1,250,000       46,425,000
                                                                                   ---------------
                                                                                      181,023,301
--------------------------------------------------------------------------------------------------
FINANCIALS--18.8%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.6%
Affiliated Managers Group, Inc. 1                                        450,000       50,850,000
--------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                            510,000       61,822,200
--------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                              2,750,000       50,930,000
--------------------------------------------------------------------------------------------------
Granahan McCourt Acquisition Corp. 1,2                                 1,350,000       11,907,000
--------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                                      950,000       37,962,000
--------------------------------------------------------------------------------------------------
Oaktree Capital Management LLC 1,3                                       600,000       19,950,000
                                                                                   ---------------
                                                                                      233,421,200
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
Colonial BancGroup, Inc. (The)                                         1,200,000       26,172,000
--------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                1,050,000       38,493,000
--------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                  775,000       31,937,750
--------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                     950,000       21,574,500
--------------------------------------------------------------------------------------------------
Zions Bancorp                                                            650,000       48,457,500
                                                                                   ---------------
                                                                                      166,634,750
--------------------------------------------------------------------------------------------------
INSURANCE--7.2%
ACE Ltd.                                                                 450,000       25,974,000
--------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                            1,050,000       70,507,500
--------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                    725,000       71,231,250
--------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                             1,400,000       29,246,000
--------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                        1,400,000       42,728,000
--------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                      1,500,000       69,540,000
--------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                      800,000       26,560,000
--------------------------------------------------------------------------------------------------
Validus Holdings Ltd.                                                  1,200,000       27,000,000
                                                                                   ---------------
                                                                                      362,786,750
--------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.6%
American Financial Realty Trust                                        4,800,000       42,096,000
--------------------------------------------------------------------------------------------------
BioMed Realty Trust, Inc.                                              1,100,000       24,024,000
--------------------------------------------------------------------------------------------------
Quadra Realty Trust, Inc. 1,2,4                                        1,500,000       13,305,000
                                                                                   ---------------
                                                                                       79,425,000
--------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
CB Richard Ellis Group, Inc., Cl. A 1                                    750,000       26,190,000
--------------------------------------------------------------------------------------------------
Meruelo Maddux Properties, Inc. 1                                      2,513,431       16,111,093
                                                                                   ---------------
                                                                                       42,301,093
--------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
NewAlliance Bancshares, Inc.                                           5,000,000       67,550,000


                  2 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
HEALTH CARE--8.4%
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
Vanda Pharmaceuticals, Inc. 1,2                                        1,600,000   $   29,936,000
--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Hospira, Inc. 1                                                        1,325,000       51,237,750
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.8%
Community Health Systems, Inc. 1                                         700,000       27,230,000
--------------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                         1,500,000       79,410,000
--------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                     1,000,000       49,540,000
--------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                           600,000       48,762,000
--------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                         1,100,000       36,476,000
                                                                                   ---------------
                                                                                      241,418,000
--------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.8%
Applera Corp./Applied Biosystems Group                                 1,250,000       39,025,000
--------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                                       1,000,000       52,210,000
                                                                                   ---------------
                                                                                       91,235,000
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Sepracor, Inc. 1                                                         450,000       12,658,500
--------------------------------------------------------------------------------------------------
INDUSTRIALS--14.5%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Alliant Techsystems, Inc. 1                                              650,000       64,421,500
--------------------------------------------------------------------------------------------------
Goodrich Corp.                                                         1,125,000       70,773,750
--------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                             2,000,000       72,600,000
                                                                                   ---------------
                                                                                      207,795,250
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Information Services Group, Inc. 1,2                                   2,500,000       21,175,000
--------------------------------------------------------------------------------------------------
RSC Holdings, Inc. 1                                                   1,500,000       31,845,000
                                                                                   ---------------
                                                                                       53,020,000
--------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.0%
Foster Wheeler Ltd. 1                                                    225,000       25,287,750
--------------------------------------------------------------------------------------------------
KBR, Inc. 1                                                              800,000       25,672,000
                                                                                   ---------------
                                                                                       50,959,750
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.0%
AMETEK, Inc.                                                           1,500,000       58,530,000
--------------------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                            800,000       42,336,000
                                                                                   ---------------
                                                                                      100,866,000
--------------------------------------------------------------------------------------------------
MACHINERY--5.6%
Bucyrus International, Inc., Cl. A                                       200,000       12,712,000
--------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc. 2                                                1,600,000       53,392,000
--------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                       1,300,000       64,337,000
--------------------------------------------------------------------------------------------------
Kaydon Corp.                                                           1,000,000       53,210,000
--------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                           800,000       50,400,000
--------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                      850,000       48,662,500
                                                                                   ---------------
                                                                                      282,713,500
--------------------------------------------------------------------------------------------------
MARINE--0.2%
Navios Maritime Holdings, Inc.                                           850,000       11,092,500


                  3 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Hunt (J.B.) Transport Services, Inc.                                   1,000,000   $   27,930,000
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.1%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Airvana, Inc.                                                            240,900        1,700,753
--------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                               2,000,000       59,920,000
                                                                                   ---------------
                                                                                       61,620,753
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
Network Appliance, Inc. 1                                              1,900,000       53,846,000
--------------------------------------------------------------------------------------------------
Seagate Technology                                                     2,000,000       47,020,000
                                                                                   ---------------
                                                                                      100,866,000
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.3%
Agilent Technologies, Inc. 1                                           1,800,000       68,670,000
--------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                  1,400,000       47,964,000
                                                                                   ---------------
                                                                                      116,634,000
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
ASML Holding NV 1                                                      2,000,000       59,120,000
--------------------------------------------------------------------------------------------------
FormFactor, Inc. 1                                                     1,000,000       38,390,000
--------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                        800,000       37,600,000
                                                                                   ---------------
                                                                                      135,110,000
--------------------------------------------------------------------------------------------------
SOFTWARE--5.9%
Activision, Inc. 1                                                     3,000,000       51,330,000
--------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                          1,500,000       54,285,000
--------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                1,200,000       58,368,000
--------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                         1,500,000       53,790,000
--------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                       1,500,000       36,690,000
--------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                            1,600,000       46,016,000
                                                                                   ---------------
                                                                                      300,479,000
--------------------------------------------------------------------------------------------------
MATERIALS--5.5%
--------------------------------------------------------------------------------------------------
CHEMICALS--3.3%
Albemarle Corp.                                                          264,900       10,656,927
--------------------------------------------------------------------------------------------------
Chemtura Corp.                                                         2,000,000       20,860,000
--------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                     925,000       57,960,500
--------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                     2,000,000       75,120,000
                                                                                   ---------------
                                                                                      164,597,427
--------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.5%
Martin Marietta Materials, Inc.                                          275,000       37,675,000
--------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                   500,000       39,405,000
                                                                                   ---------------
                                                                                       77,080,000
--------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.0%
Smurfit Kappa plc 1                                                      100,000        2,333,558
--------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Carpenter Technology Corp.                                               110,000       13,055,900
--------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                     300,000       12,579,000
--------------------------------------------------------------------------------------------------
United States Steel Corp.                                                100,000        9,829,000
                                                                                   ---------------
                                                                                       35,463,900


                  4 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
Level 3 Communications, Inc. 1                                         4,000,000   $   20,920,000
--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Crown Castle International Corp. 1                                     1,500,000       54,375,000
--------------------------------------------------------------------------------------------------
UTILITIES--7.8%
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
Cleco Corp. 2                                                          3,300,000       78,375,000
--------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.5%
AES Corp. (The) 1                                                      3,000,000       58,950,000
--------------------------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                                  5,000,000       44,550,000
--------------------------------------------------------------------------------------------------
Mirant Corp. 1                                                           800,000       30,264,000
--------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                     1,100,000       42,405,000
                                                                                   ---------------
                                                                                      176,169,000
--------------------------------------------------------------------------------------------------
GAS UTILITIES--1.2%
Southern Union Co.                                                     2,050,000       63,304,000
--------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
CMS Energy Corp.                                                       5,000,000       80,800,000
                                                                                   ---------------
Total Common Stocks (Cost $4,364,790,777)                                           4,891,850,172
--------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.7%
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28%  2,5
(Cost $239,737,804)                                                  239,737,804      239,737,804
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $4,604,528,581)                          101.2%   5,131,587,976
--------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (1.2)     (62,308,788)

                                                                     -----------------------------
NET ASSETS                                                                 100.0%  $5,069,279,188
                                                                     =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                  5 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                    SHARES            GROSS             GROSS             SHARES
                                          OCTOBER 31, 2006        ADDITIONS        REDUCTIONS      JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------
Cleco Corp.                                             --        3,300,000                --          3,300,000

Fidelity National Title Group, Inc.,
Cl. A a                                          2,250,000          482,387         1,332,387          1,400,000

Granahan McCourt Acquisition Corp.               1,350,000               --                --          1,350,000

Greenbrier Cos., Inc.                                   --        1,600,000                --          1,600,000

Grubb & Ellis Co.                                2,000,000               --         2,000,000                 --

Information Services Group, Inc.                        --        2,500,000                --          2,500,000

Oppenheimer Institutional Money Market
Fund, Cl. E                                    165,612,944    1,752,735,244     1,678,610,384        239,737,804

Pantry, Inc. (The)                                      --        1,778,200            28,200          1,750,000

Quadra Realty Trust, Inc.                               --        1,500,000                --          1,500,000

ValueVision Media, Inc., Cl. A                   2,500,000               --                --          2,500,000

Vanda Pharmaceuticals, Inc.                             --        1,600,000                --          1,600,000

                                                                                     DIVIDEND           REALIZED
                                                                      VALUE            INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
Cleco Corp.                                                  $   78,375,000    $      742,500   $             --

Fidelity National Title Group, Inc.,
Cl. A a                                                                  -- b       1,529,980          5,407,905

Granahan McCourt Acquisition Corp.                               11,907,000                --                 --

Greenbrier Cos., Inc.                                            53,392,000           324,189                 --

Grubb & Ellis Co.                                                        --                --          4,332,614

Information Services Group, Inc.                                 21,175,000                --                 --

Oppenheimer Institutional Money Market
Fund, Cl. E                                                     239,737,804         7,097,564                 --

Pantry, Inc. (The)                                               60,970,000                --           (104,242)

Quadra Realty Trust, Inc.                                        13,305,000                --                 --

ValueVision Media, Inc., Cl. A                                   22,775,000                --                 --

Vanda Pharmaceuticals, Inc.                                      29,936,000                --                 --
                                                             ----------------------------------------------------
                                                             $  531,572,804    $    9,694,233   $      9,636,277
                                                             ====================================================

a. No longer an affiliate as of July 31, 2007.

b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

3. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $19,950,000, which represents 0.39% of the Fund's net assets. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,305,000 or 0.26% of the Fund's net assets as of July 31, 2007.

5. Rate shown is the 7-day yield as of July 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures


                  6 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.


                  7 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of July 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                       EXPIRATION   CONTRACT AMOUNT       VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION         DATE             (000S)        JULY 31, 2007   APPRECIATION
-----------------------------------------------------------------------------------------
CONTRACTS TO SELL

Euro (EUR)                 8/2/07             1,699 EUR         2,324,538          1,171

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity] increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security [or commodity] decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended July 31, 2007 was as follows:

                                  PUT OPTIONS
                            ------------------------
                            NUMBER OF     AMOUNT OF
                            CONTRACTS      PREMIUMS
----------------------------------------------------
Options outstanding as of
October 31, 2006               10,000   $   179,994
Options written                 5,000        61,098
Options closed or expired     (15,000)     (241,092)
                            ------------------------
Options outstanding as of
July 31, 2007                      --   $        --
                            ========================

ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net


                  8 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 4,622,078,089
                                 ================

Gross unrealized appreciation    $   761,543,367
Gross unrealized depreciation       (252,033,480)
                                 ----------------
Net unrealized appreciation      $   509,509,887
                                 ================


                  9 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND




ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007